Business Combination (Schedule of Results of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Aug. 15, 2013 Makerbot [Member]
Business Acquisition [Line Items]
Total company net sales	$ 107,887	$ 41,318	$ 279,910	$ 120,308	$ 11,411
Net Income (Loss)	$ (6,626)	$ 5,183	$ (24,962)	$ 12,723	$ (1,532)